ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	May 10, 2021	Oct. 19, 2020	Aug. 15, 2022	Jun. 30, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Catalyst percentage						50.00%
Conversion shares	157,143
Common stock, issued				37,295,813		37,295,813	35,201,513
Common stock, outstanding				37,295,813		37,295,813	35,201,513
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			37,295,813		37,295,803
Common stock, outstanding			37,295,813		37,295,803
Subsequent Event [Member] | Non Affiliate Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares held			11,655,813		11,655,803
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock outstanding		75.00%
Converted liabilities		$ 3,429,516
Conversion shares		7,907,351
Share Exchange Agreement [Member] | Issued And Outstanding Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest		100.00%
Share Exchange Agreement [Member] | Sigyn Stockholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest		100.00%
Share Exchange Agreement [Member] | Sigyn Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of acquisition ownership interest		75.00%